Business Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	$ 3,463,921	$ 3,248,755
Segment depreciation and amortization	(156,353)	(143,374)
Operating income	493,313	502,966
Income from equity method investees	4,808	5,497
Segment assets	22,139,663		22,325,998
thereof investment in equity method investees	601,427		637,373
Capital expenditures, acquisitions and investments	219,571	1,827,220
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	3,455,902	3,240,674
Inter - segment revenue	1,075	3,452
Segment revenue	3,456,977	3,244,126
Segment depreciation and amortization	(125,413)	(114,943)
Operating income	552,660	542,745
Income from equity method investees	5,204	3,049
Capital expenditures, acquisitions and investments	195,034	1,799,467
North America [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	2,287,250	2,104,584
Inter - segment revenue	1,075	3,452
Segment revenue	2,288,325	2,108,036
Segment depreciation and amortization	(80,160)	(72,016)
Operating income	368,853	347,833
Income from equity method investees	4,289	2,982
Capital expenditures, acquisitions and investments	112,332	1,760,581
Exclusion of non-cash acquisitions	6,000
International [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	1,168,652	1,136,090
Segment revenue	1,168,652	1,136,090
Segment depreciation and amortization	(45,253)	(42,927)
Operating income	183,807	194,912
Income from equity method investees	915	67
Capital expenditures, acquisitions and investments	82,702	38,886
Exclusion of non-cash acquisitions	1,731	8,884
Corporate [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	8,019	8,081
Inter - segment revenue	(1,075)	(3,452)
Segment revenue	6,944	4,629
Segment depreciation and amortization	(30,940)	(28,431)
Operating income	(59,347)	(39,779)
Income from equity method investees	(396)
Capital expenditures, acquisitions and investments	24,537	27,753
Exclusion of non-cash acquisitions		$ 2,125